Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 37,528
Ending balance	67,999	$ 37,528
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	52,345	35,674
Additions	41,931	21,487
Disposals	(409)	(1,789)
Transfers	(2,385)	(166)
Foreign exchange movements	(424)	(2,861)
Ending balance	91,058	52,345
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(14,817)	(8,978)
Depreciation for year	(8,972)	(7,338)
Disposals	282	761
Transfers	579
Foreign exchange movements	(131)	738
Ending balance	(23,059)	(14,817)
Freehold Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Ending balance	17,818
Freehold Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Additions	17,948
Foreign exchange movements	(130)
Ending balance	17,818
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	27,902
Ending balance	32,618	27,902
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	35,064	23,453
Additions	10,633	16,086
Disposals	(322)	(1,489)
Transfers	(2,109)	(1,156)
Foreign exchange movements	(131)	(1,830)
Ending balance	43,135	35,064
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(7,162)	(4,008)
Depreciation for year	(3,994)	(4,091)
Disposals	219	562
Transfers	579
Foreign exchange movements	(159)	375
Ending balance	(10,517)	(7,162)
Fixtures and Fittings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,994
Ending balance	8,308	4,994
Fixtures and Fittings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	7,776	5,516
Additions	3,424	2,083
Disposals	(35)	(211)
Transfers	1,824	889
Foreign exchange movements	(21)	(501)
Ending balance	12,968	7,776
Fixtures and Fittings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(2,782)	(1,862)
Depreciation for year	(1,995)	(1,196)
Disposals	31	136
Transfers		11
Foreign exchange movements	86	129
Ending balance	(4,660)	(2,782)
Motor Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	15
Ending balance	93	15
Motor Vehicles | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	109	142
Additions	117
Disposals	(30)	(28)
Foreign exchange movements	(3)	(5)
Ending balance	193	109
Motor Vehicles | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(94)	(112)
Depreciation for year	(23)	(14)
Disposals	16	28
Foreign exchange movements	1	4
Ending balance	(100)	(94)
Plant Machinery and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,617
Ending balance	9,162	4,617
Plant Machinery and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	9,396	6,563
Additions	9,809	3,318
Disposals	(22)	(61)
Transfers	(2,100)	101
Foreign exchange movements	(139)	(525)
Ending balance	16,944	9,396
Plant Machinery and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(4,779)	(2,996)
Depreciation for year	(2,960)	(2,037)
Disposals	16	35
Transfers		(11)
Foreign exchange movements	(59)	230
Ending balance	$ (7,782)	$ (4,779)